RIGHT-OF-USE ASSETS - Schedule of lease amounts recognised in the balance sheet (Details) - Right of use assets - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	$ 23,777	$ 28,753
Additions	2,395	1,413
Remeasurement	338	1,865
Divestments	(1,999)	(756)
Depreciation charges	(3,907)	(4,202)
Depreciation of disinvestment	1,701	700
Impairment	(5,027)	(4,663)	$ (3,860)
Movement	(7,395)	(4,976)
Value of right-of-use assets at period end	16,382	23,777	28,753	$ 23,777
At cost
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	34,968	36,218
Currency translation	(1,472)	891
Value of right-of-use assets at period end	29,203	34,968	36,218	34,968
Accumulated Amortization
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	(11,191)	(7,465)
Currency translation	576	(224)
Value of right-of-use assets at period end	(12,821)	(11,191)	(7,465)	(11,191)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	21,648	26,699
Additions	0	0
Remeasurement	338	1,865
Divestments	(305)	0
Depreciation charges	(2,627)	(2,913)
Depreciation of disinvestment	186	0
Impairment	(5,027)	(4,663)		(8,600)
Movement	(8,309)	(5,051)
Value of right-of-use assets at period end	13,339	21,648	26,699	21,648
Buildings | At cost
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	30,959	32,884
Currency translation	(1,431)	873
Value of right-of-use assets at period end	24,534	30,959	32,884	30,959
Buildings | Accumulated Amortization
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	(9,311)	(6,185)
Currency translation	557	(213)
Value of right-of-use assets at period end	(11,195)	(9,311)	(6,185)	(9,311)
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	2,129	2,054
Additions	2,395	1,413
Remeasurement	0	0
Divestments	(1,694)	(756)
Depreciation charges	(1,280)	(1,289)
Depreciation of disinvestment	1,515	700
Impairment	0	0
Movement	914	75
Value of right-of-use assets at period end	3,043	2,129	2,054	2,129
Cars | At cost
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	4,009	3,334
Currency translation	(41)	18
Value of right-of-use assets at period end	4,669	4,009	3,334	4,009
Cars | Accumulated Amortization
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	(1,880)	(1,280)
Currency translation	19	(11)
Value of right-of-use assets at period end	$ (1,626)	$ (1,880)	$ (1,280)	$ (1,880)